Expense Example	Apr. 30, 2026 USD ($)
Corgi Aerospace & Commercial Aviation ETF | Corgi Aerospace & Commercial Aviation ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	115
Corgi AI Cybersecurity ETF | Corgi AI Cybersecurity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	115
Corgi Battery Energy Storage Systems ETF | Corgi Battery Energy Storage Systems ETF shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	115
Corgi Bay Area Based ETF | Corgi Bay Area Based ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	66
Corgi Beauty, Skincare & Aesthetics ETF | Corgi Beauty, Skincare & Aesthetics ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	115
Corgi Coffee & Energy Drinks ETF | Corgi Coffee & Energy Drinks ETF shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	115
Corgi Crypto Infrastructure ETF | Corgi Crypto Infrastructure ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	115
Corgi Data & Surveillance ETF | Corgi Data & Surveillance ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	115
Corgi Genomics & Precision Medicine ETF | Corgi Genomics & Precision Medicine ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	115
Corgi High Voltage Grid Equipment ETF | Corgi High Voltage Grid Equipment ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	115
Corgi Lifestyle Brands ETF | Corgi Lifestyle Brands ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	115
Corgi Longevity Consumer ETF | Corgi Longevity Consumer ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	115
Corgi Mag 7 ETF | Corgi Mag 7 ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	66
Corgi Natural Gas Power & Turbines ETF | Corgi Natural Gas Power & Turbines ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	115
Corgi NYC Based ETF | Corgi NYC Based ETF shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	66
Corgi Ports, Rail & Freight ETF | Corgi Ports, Rail & Freight ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	115
Corgi Quantum Computing ETF | Corgi Quantum Computing ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	115
Corgi Robots & Humanoids ETF | Corgi Robots & Humanoids ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	115
Corgi Shipping & Global Logistics ETF | Corgi Shipping & Global Logistics ETF shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	115
Corgi Sports Betting & Gambling ETF | Corgi Sports Betting & Gambling ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	115
Corgi Travel & Leisure ETF | Corgi Travel Leisure ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	115
Corgi U.S. War Machine ETF | Corgi U.S. War Machine ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	115
Corgi Buy Now Pay Later ETF | Corgi Buy Now Pay Later ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	115
Corgi Space & Satellite Communications ETF | Corgi Space & Satellite Communications ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	115
Corgi Digital Banking & Fintech Infrastructure ETF | Corgi Digital Banking Fintech Infrastructure ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	115
Corgi Lithography & Semiconductor Photonics ETF | Corgi Lithography & Semiconductor Photonics ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	115
Corgi Drones & Urban Air Mobility ETF | Corgi Drones & Urban Air Mobility ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	115
Corgi IP Licensing & Royalties ETF | Corgi IP Licensing & Royalties ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	$ 115